INVENTORIES (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	€ 225	€ 149
Work in progress	551	280
Raw materials	226	118
Stores and supplies	95	80
Inventories write down	(47)	(45)
Total inventories	€ 1,050	€ 582